SCHEDULE OF FIXED DEPOSITS (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cash and Cash Equivalents [Line Items]
Principle Amount	$ 19,000,000	$ 19,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member]
Cash and Cash Equivalents [Line Items]
Principle Amount	$ 8,000,000	$ 8,000,000
Interest Rate	3.20%	3.20%
Deposit date	May 10, 2023	May 10, 2023
Maturity date	May 10, 2026	May 10, 2026
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Cash and Cash Equivalents [Line Items]
Principle Amount	$ 3,000,000	$ 3,000,000
Interest Rate	3.20%	3.20%
Deposit date	May 11, 2023	May 11, 2023
Maturity date	May 11, 2026	May 11, 2026
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Cash and Cash Equivalents [Line Items]
Principle Amount	$ 8,000,000	$ 8,000,000
Interest Rate	3.20%	3.20%
Deposit date	May 12, 2023	May 12, 2023
Maturity date	May 12, 2026	May 12, 2026